Item 1. Report to Shareholders

T. Rowe Price Capital Appreciation Fund
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Certified Financials

T. Rowe Price Capital Appreciation Fund
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Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                      6 Months      Year
                         Ended     Ended
                       6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98
--------------------------------------------------------------------------------
NET ASSET VALUE

Beginning of period   $14.21     $14.64    $13.95    $12.51    $13.22    $14.71

Investment activities

  Net investment
  income (loss)         0.14       0.33      0.39      0.44      0.51      0.49

  Net realized and
  unrealized
  gain (loss)           1.25      (0.25)     1.03      2.27      0.41      0.34

  Total from
  investment
  activities            1.39       0.08      1.42      2.71      0.92      0.83

Distributions

  Net investment
  income                     -    (0.28)    (0.38)    (0.45)    (0.50)    (0.50)

  Net realized gain          -    (0.23)    (0.35)    (0.82)    (1.13)    (1.82)

  Total distributions        -    (0.51)    (0.73)    (1.27)    (1.63)    (2.32)

NET ASSET VALUE
End of period          $15.60    $14.21    $14.64    $13.95    $12.51    $13.22
                       ------    ------    ------    ------    ------    ------

Ratios/Supplemental Data
Total return^           9.78%     0.54%*    10.26%    22.17%     7.07%     5.77%

Ratio of total
expenses to
average net assets      0.86%+     0.85%     0.86%     0.87%     0.88%     0.62%

Ratio of net
investment
income (loss)
to average
net assets              2.03%+     2.39%     2.85%     3.22%     3.44%     3.04%

Portfolio
turnover rate           24.7%+     17.6%     25.1%     32.4%     28.3%     52.6%

Net assets,
end of period
(in millions)           $2,220    $1,853    $1,405      $914      $856    $1,004

* Includes effect of $1.3 million payment from the manager, which increased total return 0.07%.
^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
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Certified Financials (Unaudited)                                   June 30, 2003

PORTFOLIO OF INVESTMENTS                               Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS & RIGHTS  60.8%

CONSUMER DISCRETIONARY  10.5%

HOTELS, RESTAURANTS & LEISURE  0.9%

Mandalay Resort Group                                     320,000       $ 10,192

Marriott, Class A                                         260,000          9,989

                                                                          20,181

HOUSEHOLD DURABLES  1.1%

Fortune Brands                                            420,000         21,924

National Presto                                            58,200          1,839

                                                                          23,763

LEISURE EQUIPMENT & PRODUCTS  0.5%

Hasbro                                                    660,000         11,543

                                                                          11,543

MEDIA  5.9%

AOL Time Warner *                                       1,350,000         21,722

Comcast, Class A *                                        622,414         18,785

Disney                                                    587,000         11,593

Meredith                                                  585,000         25,740

New York Times, Class A                                   336,000         15,288

Reader's Digest, Class A                                  122,708          1,654

Washington Post, Class B                                   48,000         35,179

                                                                         129,961

MULTILINE RETAIL  0.1%

Hills Stores, Rights *@                                   175,000              0

Nordstrom                                                 155,000          3,026

                                                                           3,026

SPECIALTY RETAIL  2.0%

GAP                                                       700,000         13,132

Home Depot                                                855,000         28,318

Petrie Stores Liquidation Trust                         2,585,000          1,693

                                                                          43,143


Total Consumer Discretionary                                             231,617

CONSUMER STAPLES  3.1%

FOOD & STAPLES RETAILING  1.1%

CVS                                                       861,000       $ 24,134

                                                                          24,134

TOBACCO  2.0%

Altria Group                                              822,000         37,352

Loews                                                     289,500          7,816

                                                                          45,168


Total Consumer Staples                                                    69,302


ENERGY  6.1%

OIL & GAS  6.1%

Amerada Hess                                              780,000         38,360

ChevronTexaco                                             246,300         17,783

Devon Energy                                              203,150         10,848

Imperial Oil                                              384,000         13,409

Marathon Oil                                              825,000         21,739

Murphy Oil                                                610,000         32,086


Total Energy                                                             134,225

FINANCIALS  6.6%

DIVERSIFIED FINANCIAL SERVICES  0.0%

Leucadia National                                          28,400          1,054

                                                                           1,054

INSURANCE  6.6%

Hartford Financial Services Group                         192,700          9,704

Loews                                                     611,000         28,894

Prudential Financial                                      661,000         22,243

SAFECO                                                  1,018,000         35,915

St. Paul Companies                                        531,000         19,387

Unitrin                                                    10,100            274

UnumProvident                                             696,500          9,340

White Mountains Insurance Group                            51,700         20,422

                                                                         146,179

Total Financials                                                         147,233

HEALTH CARE  4.9%

HEALTH CARE EQUIPMENT & SUPPLIES  0.8%

Baxter International                                      717,000       $ 18,642

                                                                          18,642

PHARMACEUTICALS  4.1%

Bristol-Myers Squibb                                      617,000         16,752

Merck                                                     646,000         39,115

Schering-Plough                                         1,212,000         22,543

Wyeth                                                     263,000         11,980

                                                                          90,390


Total Health Care                                                        109,032

INDUSTRIALS & BUSINESS SERVICES  7.3%

AEROSPACE & DEFENSE  0.9%

Honeywell International                                   761,000         20,433

                                                                          20,433

AIR FREIGHT & LOGISTICS  2.1%

Ryder System                                            1,820,000         46,628

                                                                          46,628

COMMERCIAL SERVICES & SUPPLIES  1.3%

R.R. Donnelley                                            400,000         10,456

Waste Management                                          750,000         18,067

                                                                          28,523

INDUSTRIAL CONGLOMERATES  1.9%

3M                                                        151,000         19,476

Tyco International                                      1,263,000         23,972

                                                                          43,448

MARINE  0.3%

Overseas Shipholding Group                                309,000          6,801

                                                                           6,801

ROAD & RAIL  0.8%

Burlington Northern Santa Fe                              593,000         16,865

                                                                          16,865


Total Industrials & Business Services                                    162,698

INFORMATION TECHNOLOGY  2.8%

COMMUNICATIONS EQUIPMENT  0.5%

Motorola                                                1,180,000       $ 11,128

                                                                          11,128

COMPUTER & PERIPHERALS  1.3%

Hewlett-Packard                                         1,421,000         30,267

                                                                          30,267

IT SERVICES  1.0%

Electronic Data Systems                                 1,002,000         21,493

                                                                          21,493


Total Information Technology                                              62,888

MATERIALS  11.0%

CHEMICALS  5.0%

Agrium                                                  1,843,100         20,200

Cabot                                                     230,000          6,601

Dow Chemical                                              340,000         10,526

DuPont                                                    160,000          6,662

Great Lakes Chemical                                      830,000         16,932

Hercules *                                                145,000          1,436

IMC Global                                                169,000          1,134

Imperial Chemical ADR                                     585,000          4,856

Octel +                                                   990,000         13,761

Potash Corp./Saskatchewan                                 440,000         28,160

                                                                         110,268

CONTAINERS & PACKAGING  0.1%

Longview Fibre                                            222,000          1,820

                                                                           1,820

METALS & MINING  4.8%

Alcoa                                                     430,000         10,965

Newmont Mining                                          2,295,000         74,496

Phelps Dodge *                                            572,000         21,930

                                                                         107,391

PAPER & FOREST PRODUCTS  1.1%

MeadWestvaco                                              120,000     $    2,964

Potlatch                                                  710,000         18,283

Weyerhaeuser                                               50,000          2,700

                                                                          23,947


Total Materials                                                          243,426

TELECOMMUNICATION SERVICES  2.3%

Diversified Telecommunication Services  2.3%

Sprint                                                  1,335,000         19,224

Verizon Communications                                    780,000         30,771

Total Telecommunication Services                                          49,995

UTILITIES  6.2%

Electric Utilities  4.7%

FirstEnergy                                               906,046         34,837

Pinnacle West Capital                                     296,000         11,085

PPL                                                       320,572         13,785

TXU                                                     1,075,000         24,134

Unisource Energy                                        1,139,000         21,413

                                                                         105,254

Gas Utilities  0.5%

NiSource                                                 547,000          10,393

                                                                          10,393

Multi-Utilities & Unregulated Power  1.0%

Duke Energy                                               645,000         12,868

El Paso Energy                                          1,220,000          9,857

                                                                          22,725


Total Utilities                                                          138,372

Total Common Stocks & Rights (Cost  $1,138,360)                        1,348,788

CONVERTIBLE PREFERRED STOCKS  8.2%

Baxter International                                       55,000       $  2,696

Chubb *                                                    29,700            758

Cummins                                                    80,000          4,258

El Paso Energy Capital Trust I                            127,000          3,670

Ford Motor Company Capital Trust II                       435,000         18,901

Hercules Trust II                                           6,500          3,851

IMC Global *                                              167,100          8,955

Lucent Technologies                                        27,700         28,244

Newell Financial Trust I                                  225,000         10,699

Owens-Illinois                                            325,000          9,750

Rouse, Series B                                           582,000         31,946

Sealed Air, Series A                                      137,000          6,980

Travelers Property Casualty                               165,000          3,960

Union Pacific Capital Trust                               447,426         23,266

Unocal Capital Trust                                      435,000         21,773

UnumProvident                                             110,000          3,284


Total Convertible
Preferred Stocks (Cost  $167,748)                                        182,991

PREFERRED STOCKS  0.1%

Entergy-GSU, VR                                            15,451            805

Pacific Gas & Electric *                                   20,000            568

Southern California Edison                                  5,000            480


Total Preferred Stocks (Cost  $1,028)                                      1,853

CONVERTIBLE BONDS  10.4%

America Online, Zero Coupon, 12/6/19                   18,000,000         10,982

Centerpoint Energy, 144A, 3.75%, 5/15/23                1,000,000          1,038

Corning, Zero Coupon, 11/8/15                          38,500,000         28,618

Crown Castle International, 4.00%, 7/15/10 +           11,200,000         11,835

Duane Reade, 2.148%, 4/16/04                            7,215,000          3,720

Electronic Data Systems, Zero Coupon, 10/10/21          9,248,000          7,363

GAP, 144A, 5.75%, 3/15/09                               6,000,000          8,117

Inco, LYONs, 144A, 3/29/21                              2,500,000          1,670

Liberty Media, Class B, 3.25%, 3/15/31                  7,900,000          8,239

Loews, 3.125%, 9/15/07                                 24,100,000       $ 22,774

Lowes, LYONs, 144A, 2/16/21                             3,500,000          2,646

Motorola, LYONs, 9/27/13                               16,750,000         13,199

Oak Industries, 4.875%, 3/1/08                          2,800,000          2,662

Ogden, 5.75%, 10/20/02 ?                                  500,000              0

Roche Holdings, LYONs

          144A, 5/6/12                                  5,000,000          2,983

          144A, 7/25/21                                86,000,000         49,794

Sealed Air, 144A, 3.00%, 6/30/33                        3,900,000          3,893

Siebel Systems, 5.50%, 9/15/06                         10,000,000         10,213

Teck, 3.75%, 7/15/06                                   18,600,000         16,763

Tyco International

     Series A, 144A, 2.75%, 1/15/18                     8,250,000          8,824

     Series B, 144A, 3.125%, 1/15/23                    4,125,000          4,550


USF&G, VR, 3/3/09                                      15,550,000         12,461


Total Convertible Bonds (Cost  $209,132)                                 232,344


CORPORATE BONDS  0.3%

BellSouth Telecommunications, 5.85%, 11/15/45           3,000,000          3,040

Potlatch, 10.00%, 7/15/11                               3,000,000          3,330

Total Corporate Bonds (Cost  $5,982)                                       6,370

U.S. GOVERNMENT OBLIGATIONS/

AGENCIES  3.3%

Federal National Mortgage Assn.

          3.00%, 1/31 - 2/29/04                        50,000,000         50,629

          5.125%, 2/13/04                              11,000,000         11,277

          4.75%, 11/14/03                              11,000,000         11,151

Total U.S. Government Obligations/Agencies
(Cost  $71,914)                                                           73,057

SHORT-TERM INVESTMENTS  17.6%

Money Market Fund  17.6%

T. Rowe Price Reserve Investment Fund, 1.16%  #+      390,568,512        390,569

Total Short-Term Investments (Cost  $390,569)                            390,569

 Total Investments in Securities

 100.7% of Net Assets (Cost $1,984,733)                              $2,235,972

 Other Assets Less Liabilities                                          (16,471)

 NET ASSETS                                                          $2,219,501
                                                                     ----------

#     Seven-day yield

*     Non-income producing

+     Affiliated company - See Note 2.

@     Security valued by the Fund's Board of Trustees

?     In default with respect to payment of principal and interest

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $83,515,000 and represents 3.8% of net assets

ADR   American Depository Receipts

LYONs Liquid Yield Option Notes

VR    Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified  Financials (Unaudited)                                  June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value

  Affiliated companies (cost $416,876)                                $  416,165

  Other companies (cost $ 1,567,857)                                   1,819,807

Total investments in securities                                        2,235,972

Other assets                                                              15,502

Total assets                                                           2,251,474

Liabilities

Total liabilities                                                         31,973

NET ASSETS                                                            $2,219,501
                                                                      ----------
Net Assets Consist of:

Undistributed net investment income (loss)                            $   20,350

Undistributed net realized gain (loss)                                     5,648

Net unrealized gain (loss)                                               251,239

Paid-in-capital applicable to 142,321,028 shares of
no par value capital stock outstanding;
unlimited shares authorized                                            1,942,264

NET ASSETS                                                            $2,219,501
                                                                      ----------

NET ASSET VALUE PER SHARE                                             $    15.60
                                                                      ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                        6 Months
                                                                           Ended
                                                                         6/30/03

Investment Income (Loss)

Income

  Dividend                                                             $ 17,241

  Interest                                                                9,274

  Income distributions from mutual funds                                  1,462

  Total income                                                           27,977

Expenses

  Investment management                                                   6,018

  Shareholder servicing                                                   1,996

  Prospectus and shareholder reports                                        154

  Custody and accounting                                                     88

  Registration                                                               66

  Legal and audit                                                             9

  Trustees                                                                    7

  Total expenses                                                          8,338

  Expenses paid indirectly                                                  (25)

  Net expenses                                                            8,313

Net investment income (loss)                                             19,664

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              5,783

  Foreign currency transactions                                             (15)

  Net realized gain (loss)                                                5,768

Change in net unrealized gain (loss)

  Securities                                                            161,935

  Other assets and liabilities
  denominated in foreign currencies                                           1

  Change in net unrealized gain (loss)                                  161,936

Net realized and unrealized gain (loss)                                 167,704

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                 $187,368
                                                                       --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                          6 Months          Year
                                                             Ended         Ended
                                                           6/30/03      12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $   19,664    $   41,263

  Net realized gain (loss)                                  5,768        31,711

  Change in net unrealized gain (loss)                    161,936       (81,727)

  Increase (decrease) in net
  assets from operations                                  187,368        (8,753)

Distributions to shareholders

  Net investment income                                         -       (35,158)

  Net realized gain                                             -       (28,874)

  Decrease in net assets from distributions                     -       (64,032)

Capital share transactions *

  Shares sold                                             394,742       864,987

  Distributions reinvested                                      -        61,219

  Shares redeemed                                        (215,843)     (405,597)

  Increase (decrease) in net assets
  from capital share transactions                         178,899       520,609

Net Assets


Increase (decrease) during period                         366,267       447,824

Beginning of period                                     1,853,234     1,405,410

End of period                                          $2,219,501    $1,853,234
                                                       ----------    ----------

*Share information

  Shares sold                                              27,015        57,771

  Distributions reinvested                                      -         4,302

  Shares redeemed                                         (15,066)      (27,730)

  Increase (decrease) in shares outstanding                11,949        34,343

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Capital Appreciation Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Capital Appreciation Fund, (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 30, 1986. The fund seeks maximum long-term capital appreciation by investing primarily in common stocks, and it may also hold fixed-income and other securities to help preserve principal value in uncertain or declining markets.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $25,000 and $0, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $416,165,000, representing 18.6% of the value of the fund's investments in securities. For the six months then ended, $50,000 (0.3%) of dividend income, and $1,462,000 (13.6%) of interest income reflected in the accompanying financial statements resulted from transactions with affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $213,610,000 and $230,291,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $108,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003.

     At June 30, 2003, the cost of investments for federal income tax purposes was $1,984,733,000. Net unrealized gain aggregated $251,239,000 at period-end, of which $337,149,000 related to appreciated investments and $85,910,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $1,111,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,555,000 for the six months ended June 30, 2003, of which $301,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $1,462,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003